UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22360
GLG Investment Series Trust
(Exact name of registrant as specified in charter)
390 Park Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)
John B. Rowsell
GLG Inc.
390 Park Avenue
New York, NY 10022
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-212-224-7200
Date of fiscal year end:May 31
Date of reporting period:August 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GLG International Small Cap Fund
Schedule of Investments
August 31, 2011 (unaudited)

Description	Shares	Value
COMMON STOCKS - 94.0%
AUSTRALIA - 3.7%
APA Group	59,283	$254,749
Atlas Iron Ltd.*	102,445	425,987
Eastern Star Gas Ltd.*	232,317	196,184
Emeco Holdings Ltd.	304,008	311,970
Gloucester Coal Ltd.*	22,777	215,475
Iluka Resources Ltd.	38,179	668,490
Medusa Mining Ltd.	41,171	354,277
Mount Gibson Iron Ltd.	107,869	191,985
NRW Holdings Ltd.	142,660	416,314
OZ Minerals Ltd.	8,271	104,327
PanAust Ltd.*	49,386	192,159
Perseus Mining Ltd.*	73,154	281,512
Santos Ltd.	6,342	79,656
White Energy Co., Ltd.*	35,036	74,529
Whitehaven Coal Ltd.	33,661	215,531

TOTAL AUSTRALIA		3,983,145

AUSTRIA - 1.3%
Andritz AG	14,703	1,364,823

BELGIUM - 3.2%
Barco NV	12,210	729,646
Omega Pharma	25,102	1,242,227
Telenet Group Holding NV*	25,234	1,023,475
Umicore SA	10,153	491,359

TOTAL BELGIUM		3,486,707

CANADA - 2.4%
Alamos Gold, Inc.	17,222	329,562
Detour Gold Corp.*	9,453	354,644
IAMGOLD Corp.	14,033	289,888
Lundin Mining Corp.*	155,195	888,367
New Gold, Inc.*	41,698	566,306
Yamana Gold, Inc.	14,661	232,049

TOTAL CANADA		2,660,816

CHINA - 0.6%
Zhaojin Mining Industry Co., Ltd.	268,000	626,470

DENMARK - 0.6%
FLSmidth & Co. A/S	142	8,699
Jyske Bank A/S*	350	10,731
Sydbank A/S	32,613	660,310

TOTAL DENMARK		679,740

FINLAND - 4.5%
Metso Corp.	31,282	1,186,320
Nokian Renkaat Oyj	39,990	1,483,239
Outotec Oyj	35,358	1,465,843
Pohjola Bank PLC, Class A	69,851	796,201

TOTAL FINLAND		4,931,603

FRANCE - 5.1%
Arkema	4,515	350,556
Cap Gemini	18,751	761,067
Cie Generale des Etablissements Michelin	4,000	292,987
Etablissements Maurel et Prom	25,690	534,363
Eutelsat Communications	41,127	1,831,438
Ingenico SA	15,417	629,512
Renault SA	262	10,666
Technip SA	89	8,689
Valeo SA	22,355	1,181,269

TOTAL FRANCE		5,600,547

GERMANY - 10.7%
Aareal Bank AG*	17,118	369,832
Axel Springer AG	591	25,393
Bertrandt AG	7,224	392,778
Brenntag AG	43	4,428
Commerzbank AG*	158,969	472,472
Continental AG*	1,303	96,152
Delticom AG	10,258	1,002,754
Deutz AG*	88,983	596,168
Dialog Semiconductor PLC*	78,522	1,534,593
Duerr AG	6,586	250,710
Fresenius SE & Co., KGaA	19,320	1,999,884
GEA Group AG	89	2,606
Infineon Technologies AG	43,748	373,103
K+S AG	2,158	151,898
Kloeckner & Co., SE	517	8,608
Krones AG	6,507	441,518
KUKA AG*	23,240	497,423
Lanxess AG	18,284	1,140,682
Leoni AG	24,276	1,041,112
Rhoen-Klinikum AG	46,193	1,129,378
Software AG	4,483	197,315

TOTAL GERMANY		11,728,807

GUERNSEY - 0.3%
Resolution Ltd.	77,371	334,588

HONG KONG - 7.5%
Emperor International Holdings Ltd.	2,875,111	568,682
Emperor Watch & Jewellery Ltd.	4,500,000	976,772
Galaxy Entertainment Group Ltd.*	322,300	806,386
Hengdeli Holdings Ltd.	1,968,000	947,873
Melco International Development Ltd.	1,848,000	2,102,953
Ming Fung Jewellery Group Ltd.*	15,609,029	1,523,644
SJM Holdings Ltd.	545,000	1,250,178

TOTAL HONG KONG		8,176,488

IRELAND - 0.5%
Kenmare Resources PLC*	782,945	580,190
WPP PLC	1,259	13,162

TOTAL IRELAND		593,352

ITALY - 5.6%
Banca Monte dei Paschi di Siena SpA	803,890	495,402

GLG International Small Cap Fund
Schedule of Investments (continued)
August 31, 2011 (unaudited)

Description	Shares	Value
Banco Popolare Societa Cooperativa	279,157	$478,802
Credito Emiliano SpA	107,389	493,643
Pirelli & C. SpA	191,257	1,601,730
Salvatore Ferragamo Italia SpA*	42,984	758,861
Tod’s SpA	3,300	380,182
Unione di Banche Italiane ScpA	117,162	435,230
Yoox SpA*	99,149	1,502,603

TOTAL ITALY		6,146,453

JAPAN — 23.8%
Amada Co., Ltd.	81,500	563,060
Anritsu Corp.	62,100	756,684
Asahi Group Holdings Ltd.	31,300	648,728
Asahi Kasei Corp.	143,000	944,992
Bridgestone Corp.	40,200	889,892
CyberAgent, Inc.	168	551,809
Daihatsu Motor Co., Ltd.	2,000	33,198
Daito Trust Construction Co., Ltd.	2,526	232,575
Daiwa House Industry Co., Ltd.	29,700	366,159
DeNA Co., Ltd.	10,300	532,689
Denki Kagaku Kogyo Kabushiki Kaisha	155,000	657,895
Digital Garage, Inc.*	226	717,226
Don Quijote Co., Ltd.	24,900	933,953
Fuji Heavy Industries Ltd.	55,700	346,261
Gree, Inc.	16,800	541,277
Hulic Co., Ltd.	28,625	327,111
IHI Corp.	245,000	614,340
INPEX Corp.	79	531,344
Japan Petroleum Exploration Co., Ltd.	12,000	493,666
JSR Corp.	30,100	540,125
Kuraray Co., Ltd.	64,600	922,134
Mitsubishi Chemical Holdings Corp.	180,000	1,255,322
MORI TRUST Sogo Reit, Inc.	18	188,533
Nabtesco Corp.	24,500	544,587
Nippon Shokubai Co., Ltd.	73,200	913,925
Nitori Holdings Co., Ltd.	1,500	153,585
Nomura Real Estate Office Fund, Inc.	35	224,435
Nomura Real Estate Residential Fund, Inc.	21	113,543
Oji Paper Co., Ltd.	74,500	396,970
Okuma Corp.	95,700	732,404
OMRON Corp.	28,600	685,025
SMC Corp.	2,500	393,757
START TODAY Co., Ltd.	30,700	821,928
Sumitomo Bakelite Co., Ltd.	143,500	815,234
Sumitomo Heavy Industries, Ltd.	193,400	1,159,339
Sumitomo Rubber Industries, Ltd.	147,215	1,849,560
THK Co., Ltd.	43,100	880,913
Tokyo Tatemono Co., Ltd.	95,100	317,952
Top REIT, Inc.	40	230,377
UNITED ARROWS Ltd.	37,259	706,057
YASKAWA Electric Corp.	71,000	643,516
Zeon Corp.	83,000	830,325

TOTAL JAPAN		26,002,405

NETHERLANDS - 0.7%
Aalberts Industries NV	8,829	164,876
ASM International NV	169	4,484
Delta Lloyd NV	29,885	546,064
Fugro NV	136	8,242

TOTAL NETHERLANDS		723,666

NORWAY - 3.4%
Aker Solutions ASA	25,821	336,947
Det Norske Oljeselskap ASA*	40,079	327,252
Kvaerner ASA*	25,821	49,820
North Atlantic Drilling Ltd.*	87,918	136,853
Petroleum Geo-Services ASA*	23,628	297,759
Storebrand ASA	79,329	527,209
TGS Nopec Geophysical Co., ASA	391	9,804
Yara International ASA	37,726	2,080,319

TOTAL NORWAY		3,765,963

PERU - 0.6%
Hochschild Mining PLC	71,805	588,632

SPAIN - 0.4%
Obrascon Huarte Lain SA	16,380	456,124

SWEDEN - 2.2%
Lundin Petroleum AB*	66,959	1,016,818
Skandinaviska Enskilda Banken AB	71,276	422,609
Swedbank AB, Class A	25,110	345,478
Swedish Match AB	17,526	635,927

TOTAL SWEDEN		2,420,832

SWITZERLAND - 1.2%
Compagnie Financiere Richemont SA	7,371	427,890
Helvetia Holding AG	170	62,021
Julius Baer Group Ltd.*	191	7,845
Swatch Group AG	932	425,608
Swiss Life Holding AG*	2,417	332,624

TOTAL SWITZERLAND		1,255,988

UNITED KINGDOM — 14.7%
Aberdeen Asset Management PLC	2,047	6,666
Aegis Group PLC	200,138	444,116
Afren PLC*	9,520	16,211
AMEC PLC	49,185	729,356
ARM Holdings PLC	1,215	11,242
Barratt Developments PLC*	309,275	412,932
Bovis Homes Group PLC	82,670	509,013
BowLeven PLC*	107,024	228,023
Burberry Group PLC	42,723	954,979
Cairn Energy PLC*	49,552	269,305
Charter International PLC	21,721	269,031
Croda International PLC	35,254	1,033,533
Enquest PLC*	294,361	536,131
Fenner PLC	290,173	1,732,004
Hargreaves Lansdown PLC	977	6,851
Inmarsat PLC	76,516	584,400
ITV PLC*	6,399	6,362
John Wood Group PLC	59,483	574,041
Johnson Matthey PLC	4,481	124,022
Kingfisher PLC	167,812	644,247
National Express Group PLC	134,948	549,404
Next PLC	318	12,183
Persimmon PLC	70,950	523,231

GLG International Small Cap Fund
Schedule of Investments (continued)
August 31, 2011 (unaudited)

Description	Shares	Value
Premier Oil PLC*	19,984	$107,214
Randgold Resources Ltd.	215	22,633
Renishaw PLC	5,547	126,962
Schroders PLC	13	313
Signet Jewelers Ltd.*	56	2,192
Signet Jewelers Ltd. ADR*	135	5,257
Smiths Group PLC	47,509	768,513
Spectris PLC	48,015	1,120,815
Spirent Communications PLC	259,520	533,338
Subsea 7 SA*	1,522	35,381
Taylor Wimpey PLC*	900,378	485,099
The Weir Group PLC	69,527	2,175,999
Wolseley PLC	20,564	534,772

TOTAL UNITED KINGDOM		16,095,771

UNITED STATES - 1.0%
Alacer Gold Corp.*	51,146	566,406
Boart Longyear Ltd.	145,654	566,735

TOTAL UNITED STATES		1,133,141

TOTAL COMMON STOCKS (COST $106,609,159)		102,756,061

INVESTMENT COMPANY - 2.4%
UNITED STATES - 2.4%
Market Vectors Junior Gold Miners ETF (COST $2,782,482)	71,376	2,663,039

PREFERRED STOCKS — 0.8%
GERMANY - 0.8%
Porsche Automobil Holding SE	12,915	874,463
ProSiebenSat.1 Media AG	15	300

TOTAL GERMANY (COST $860,606)		874,763

TOTAL INVESTMENTS - 97.2% (COST $110,252,247)		$106,293,863
Other Assets in Excess of Liabilities - 2.8%		3,033,843

NET ASSETS - 100.0%		$109,327,706

*	Non-income producing security

REIT	Real Estate Investment Trust

ADR	American Depository Receipts

ETF	Exchange Traded Fund
Industry classifications were as follows:

		% of
		Net
Industry	Value	Assets
Materials	$19,987,703	18.3%
Capital Goods	18,111,882	16.6
Automobiles & Components	9,700,529	8.9
Retailing	7,709,403	7.0
Energy	6,954,065	6.4
Consumer Durables & Apparel	6,401,439	5.9
Technology Hardware & Equipment	5,225,499	4.8
Health Care Equipment & Services	4,371,489	4.0
Banks	4,184,509	3.8
Consumer Services	4,159,518	3.8
Media	2,872,578	2.6
Software & Services	2,749,575	2.5
Investment Companies	2,663,039	2.4
Real Estate	2,569,368	2.3
Semiconductors & Semiconductor Equipment	1,923,422	1.8
Insurance	1,802,507	1.6
Telecommunication Services	1,607,875	1.5
Food Beverage & Tobacco	1,284,655	1.2
Diversified Financials	817,877	0.7
Transportation	549,404	0.5
Commercial & Professional Services	392,778	0.4
Utilities	254,749	0.2

Total Investments	$106,293,863	97.2%
Other Assets in Excess of Liabilities	3,033,843	2.8

Net Assets	$109,327,706	100.0%

Fair Value Measurement (unaudited)
The Fund adopted FASB ASC 820, Financial Accounting Standards Board Accounting Standards Codification, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The guidance provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based on unobservable inputs (Level 3 measurements). The inputs used to determine the fair value of the Fund’s investments are summarized in the three broad levels as follows:
•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall either in Level 2 or Level 3 have been adopted by the Fund. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010.
Factors considered in determining Level 2 and Level 3 fair value measurements may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
There were no transfers between Level 1 and 2 securities during the period.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of August 31, 2011 in valuing the Fund’s assets and liabilities carried at fair value:

Security Type	Level 1	Level 2	Level 3	Total

Common Stocks*	$102,756,061	$—	$—	$102,756,061
Investment Company*	2,663,039	—	—	2,663,039
Preferred Stocks*	874,763	—	—	874,763

Total	$106,293,863	$—	$—	$106,293,863

*	Please refer to the Schedule of Investments for securities segregated by country.
Recent Accounting Pronouncements (unaudited)
In May 2011, the FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in the U.S. and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (IFRS). ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management of the Fund is currently evaluating the implications of ASU No. 2011-04 and its impact on the Fund’s financial statements.
The cost basis of investments for Federal income tax purposes at August 31, 2011 was as follows (unaudited)*:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Depreciation

$110,413,283	$6,031,535	$(10,150,955)	$(4,119,420)

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

1

Item 2.	Controls and Procedures.
(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) within 90 days of the filing date of this report and have concluded that the Registrant’s disclosure controls and procedures were effective as of that date.
(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the 1940 Act, are attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)     GLG Investment Series Trust

By (Signature and Title)*	/s/ John B. Rowsell John B. Rowsell
Principal Executive Officer
(principal executive officer)
Date 10/21/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John B. Rowsell John B. Rowsell
Principal Executive Officer
(principal executive officer)
Date 10/21/11

By (Signature and Title)*	/s/ Jordan Allen Jordan Allen
Principal Financial Officer
(principal financial officer)
Date 10/21/11

*	Print the name and title of each signing officer under his or her signature.